Organization and Principal Activities - Schedule of VIE Included in the Company’s Unaudited Condensed Consolidated Financial Statements (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)
Current assets:
Cash and cash equivalents	$ 81,144		¥ 11,351,952	¥ 2,780,907	¥ 550,569
Short-term investment	24,479		860,484		166,093
Accounts receivable	13,394		359,247		90,877
Prepaid expenses and other current assets	7,276,391		44,075,847		49,371,038
Total current assets	7,838,911		56,927,375		53,187,786
Non-current assets:
Property and equipment, net	3,797,260		31,511,097		25,764,787
Right-of-use assets			226,372
Total non-current assets	5,415,601		36,668,577		36,745,392
TOTAL ASSETS	13,254,512		93,595,952		89,933,178
Current liabilities:
Short-term borrowings	2,837,099		30,000,000		19,250,000
Current portion of long-term borrowings	324,240				2,200,000
Accounts payable	5,836		42,038		39,599
Deferred revenue	130,238		1,687,317		883,681
Lease liabilities, current
Amount due to group companies, current			490,716
Accrued expenses and other current liabilities	949,381		2,344,806		6,441,630
Total current liabilities	4,293,986		34,293,365		29,135,111
Non-current liabilities:
Long-term borrowings			2,200,000
Other long-term liabilities	12,282		280,000		83,333
Total non-current liabilities	12,282		2,480,000		83,333
TOTAL LIABILITIES	4,306,268		36,773,365		29,218,444
Commitments and Contingencies (Note 20)
SHAREHOLDERS’ EQUITY
Accumulated deficits	(11,918,444)		(49,761,797)		(80,867,834)
Total shareholders’ equity	8,943,620		56,822,587		60,683,357
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,254,512		93,595,952		89,933,178
Revenues	1,965,506	¥ 13,336,158	35,593,055	45,976,421
Cost of revenues	(1,802,081)	(12,227,303)	(29,692,707)	(39,546,098)
Gross profit	163,425	1,108,855	5,900,348	6,430,323
Operating expenses	(3,962,326)	(26,884,779)	(19,273,589)	(13,897,808)
Loss from operations	(3,798,901)	(25,775,924)	(13,373,241)	(7,467,485)
Income tax expense			97,342	46,054
Net loss	(4,584,463)	(31,106,037)	(12,483,047)	(4,055,592)
Net cash (used in) /provided by operating activities	590,721	4,008,088	(58,731,377)	55,031
Net cash (used in)/provided by investing activities	(1,885,578)	(12,793,832)	(1,045,640)	(1,470,287)
Net cash provided by /(used in) financing activities	55,364	375,651	69,137,486	2,042,038
Net change in cash, cash equivalents and restricted cash	(1,591,333)	(10,797,354)	8,571,045	629,727
Cash, cash equivalents and restricted cash at beginning of the year	1,673,071	11,351,952	2,780,907	2,151,180
Cash, cash equivalents and restricted cash at end of the year	81,738	554,598	11,351,952	2,780,907
Variable Interest Entity (“VIE”) [Member]
Current assets:
Cash and cash equivalents			998,945		76,948
Restricted cash					34
Short-term investment			198,660		16,093
Accounts receivable			265,679		203,483
Prepaid expenses and other current assets			17,194,241		11,189,846
Total current assets			19,020,360		11,486,404
Non-current assets:
Property and equipment, net			31,511,097		25,124,900
Right-of-use assets			62,624
Total non-current assets			31,573,721		25,124,900
TOTAL ASSETS			50,594,081		36,611,304
Current liabilities:
Short-term borrowings			30,000,000		19,250,000
Current portion of long-term borrowings					2,200,000
Accounts payable			42,038		750
Deferred revenue			30,090
Lease liabilities, current			55,454
Accrued expenses and other current liabilities			2,335,985		1,276,648
Total current liabilities			32,954,283		22,747,398
Non-current liabilities:
Long-term borrowings			2,200,000
Other long-term liabilities			280,000
Total non-current liabilities			2,480,000
TOTAL LIABILITIES			35,434,283		22,747,398
Commitments and Contingencies (Note 20)
SHAREHOLDERS’ EQUITY
Additional paid-in capital			58,213,162		57,713,163
Accumulated deficits			(43,053,364)		(43,849,257)
Total shareholders’ equity			15,159,798		13,863,906
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			50,594,081		36,611,304
Revenues		5,264,936	16,042,669	21,874,310
Cost of revenues		(261,709)	(8,866,046)	(18,335,542)
Gross profit		5,003,227	7,176,623	3,538,768
Operating expenses		(4,002,950)	(13,160,857)	(11,967,525)
Loss from operations		1,000,277	(5,984,234)	(8,428,757)
Other income/ (expenses), net		(3,980,117)	851,120	3,924,741
Income tax expense				71,265
Net loss		(2,979,840)	(5,133,114)	(4,432,751)
Net cash (used in) /provided by operating activities		9,634,980	(18,361,521)	(1,125,633)
Net cash (used in)/provided by investing activities		173,057	(347,151)	(1,470,287)
Net cash provided by /(used in) financing activities		(10,730,000)	18,500,000	2,042,038
Net change in cash, cash equivalents and restricted cash		(921,963)	(208,672)	(553,882)
Cash, cash equivalents and restricted cash at beginning of the year		998,945	1,207,617	1,761,499
Cash, cash equivalents and restricted cash at end of the year		¥ 76,982	998,945	¥ 1,207,617
Group Companies [Member] | Variable Interest Entity (“VIE”) [Member]
Current assets:
Amounts due from group companies			162,835
Related Party [Member]
Current assets:
Amounts due from related parties	50,153		279,845		340,292
Current liabilities:
Amounts due to a related party	$ 10,317				70,000
Related Party [Member] | Variable Interest Entity (“VIE”) [Member]
Current assets:
Amounts due from related parties			200,000
Current liabilities:
Amounts due to a related party					¥ 20,000